Statement of Cash Flows	3 Months Ended	4 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (3,017,488)	$ (4,443,894)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares		5,000
Interest earned on marketable securities held in trust account	(52,169)	(49,118)
Unrealized gain on marketable securities held in trust account	(4,366)	(3,788)
Change in fair value of warrant liability	436,667	1,690,000
Change in fair value of forward purchase agreement liability	(300,000)	2,050,000
Transaction costs		482,885
Changes in operating assets and liabilities:
Prepaid expenses	59,832	(379,166)
Accrued expenses	2,823,833	173,873
Net cash used in operating activities	(53,691)	(474,208)
Cash Flows from Investing Activities:
Investment of cash in trust account		(250,000,000)
Net cash used in investing activities		(250,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		245,000,000
Proceeds from sale of private placement warrants		7,000,000
Proceeds from promissory note - related party		150,295
Repayment of promissory note - related party		(150,295)
Payment of offering costs		(445,163)
Net cash provided by financing activities		251,554,837
Net Change in Cash	(53,691)	1,080,629
Cash - Beginning	1,080,629
Cash - Ending	1,026,938	1,080,629
Non-Cash Investing and Financing Activities:
Offering costs paid by sponsor in exchange for the issuance of Class B ordinary shares		20,000
Initial classification of Class A ordinary shares subject to possible redemption		224,354,830
Change in value of Class A ordinary shares subject to possible redemption	(3,017,488)	(3,906,010)
Deferred underwriting fee payable	$ 8,750,000	$ 8,750,000